Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital					¥ 3,200,000
Purchase order	¥ 6,700,000
Restricted cash	67,200,000		¥ 9,470,000
Allowances for accounts receivable	100,000		900,000
Accounts receivable			10,900,000
Processing fees	¥ 5,980,000	$ 942	900,000	¥ 3,700,000
Estimated useful life	3 years	3 years
Deferred revenue			1,000,000
Other income	¥ 2,900,000		1,300,000	1,500,000
Warrant period	1 year	1 year
Value added tax percentage	In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until now) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.	In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until now) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.
Advertising expenses	¥ 100,000		100,000	100,000
Shipping and handling fees	1,400,000		1,200,000	1,600,000
Research and development cost	14,100,000		7,200,000	10,700,000
Benefit expenses	¥ 1,100,000		400,000	1,800,000
Registered capital percentage	50.00%	50.00%
Reserves and surplus	10.00%	10.00%
Statutory reserve			200,000
Statutory reserves amount set aside	¥ 2,021,000,000		6,300,000
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%	10.00%		10.00%
Accounts receivable	¥ 4,300,000
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				10.00%
Revenue	116,400,000			¥ 110,600,000
Accounts receivable	¥ 8,300,000		¥ 102,100,000	¥ 36,300,000
Accounts receivable percentage			10.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%	10.00%	10.00%
Revenue	¥ 54,600,000
Accounts receivable	¥ 6,300,000		¥ 44,700,000
Supplier Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Processing fees				¥ 35,700
No supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			10.00%
Supplier One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Processing fees	¥ 39,500
Mr Bao [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital					¥ 4,600,000